TETON Westwood Mighty Mites Fund
Schedule of Investments—June 30, 2021 (Unaudited)

Shares
Market
Value
COMMON STOCKS  — 96.3%
Aerospace and Defense  — 5.1%
614,000 Aerojet Rocketdyne Holdings Inc. ................... $ 29,650,060
135,560 Allied Motion Technologies Inc. ....................... 4,680,887
126,000 Avio SpA ............................................................ 1,858,592
24,000 CPI Aerostructures Inc.† ................................... 85,200
106,000 Innovative Solutions and Support Inc. ............. 664,620
7,000 Kratos Defense & Security Solutions Inc.† ...... 199,430
67,000 Park Aerospace Corp. ........................................ 998,300
38,137,089
Agriculture  — 0.8%
215 J.G. Boswell Co. .................................................. 174,107
238,000 Limoneira Co. .................................................... 4,176,900
474,000 S&W Seed Co.† .................................................. 1,725,360
6,076,367
Airlines  — 0.0%
225,000 American Airlines Group Inc., Escrow† .......... 9,000
Automotive  — 1.1%
5,000 Navistar International Corp.† ........................... 222,500
44,407 Rush Enterprises Inc., Cl. A .............................. 1,920,159
112,007 Rush Enterprises Inc., Cl. B ............................... 4,271,947
22,000 Sonic Automotive Inc., Cl. A ............................. 984,280
65,000 Wabash National Corp. ..................................... 1,040,000
8,438,886
Automotive: Parts and Accessories  — 1.9%
47,500 Dana Inc. ............................................................ 1,128,600
12,190 Gentherm Inc.† .................................................. 866,099
250,000 Modine Manufacturing Co.† ............................ 4,147,500
18,000 Motorcar Parts of America Inc.† ....................... 403,920
80,000 Puradyn Filter Technologies Inc.† .................... 800
50,028 Standard Motor Products Inc. .......................... 2,168,714
110,560 Strattec Security Corp.† ..................................... 4,915,498
20,500 Titan International Inc.† .................................... 173,840
13,804,971
Aviation: Parts and Services  — 2.6%
126,670 Astronics Corp.† ................................................ 2,217,992
23,896 Astronics Corp., Cl. B† ...................................... 389,505
180,540 Ducommun Inc.† ............................................... 9,850,262
140,250 Kaman Corp. ...................................................... 7,068,600
19,526,359
Broadcasting  — 1.6%
468,000 Beasley Broadcast Group Inc., Cl. A† ............... 1,352,520
336,455 Dish TV India Ltd., GDR† ................................. 44,412
241,120 Gray Television Inc. ........................................... 5,642,208
86,293 Gray Television Inc., Cl. A ................................ 1,837,178
32,000 Sinclair Broadcast Group Inc., Cl. A ................. 1,063,040
150,000 Townsquare Media Inc., Cl. A† ........................ 1,912,500
11,851,858
Building and Construction  — 3.3%
96,500 Gibraltar Industries Inc.† .................................. 7,363,915
5,500 Granite Construction Inc. .................................. 228,415
6,000 Herc Holdings Inc.† ........................................... 672,420
414,500 Huttig Building Products Inc.† ......................... 2,395,810
52,000 MYR Group Inc.† ............................................... 4,727,840
78,570 The Monarch Cement Co. ................................. 8,799,840
24,188,240
Business Services  — 3.0%
340,000 Diebold Nixdorf Inc.† ........................................ 4,365,600
Shares
Market
Value
4,000 Du-Art Film Laboratories Inc.† ........................ $ 268,000
174,172 GP Strategies Corp.† .......................................... 2,737,984
14,200 IAA Inc.† ............................................................ 774,468
23,300 ICF International Inc. ........................................ 2,047,138
31,800 KAR Auction Services Inc.† .............................. 558,090
5,000 Macquarie Infrastructure Corp. ........................ 191,350
36,000 MDC Partners Inc., Cl. A† ................................. 210,600
168,000 MoneyGram International Inc.† ....................... 1,693,440
210,000 PFSweb Inc.† ...................................................... 1,549,800
500 Stamps.com Inc.† ............................................... 100,145
80,000 Team Inc.† .......................................................... 536,000
2,280,000 Trans-Lux Corp.†(a) .......................................... 847,932
53,160 Viad Corp.† ........................................................ 2,650,026
104,169 Willdan Group Inc.† .......................................... 3,920,921
22,451,494
Communications  — 0.4%
107,000 Comtech Telecommunications Corp. ............... 2,585,120
Communications Equipment  — 0.7%
350,000 Communications Systems Inc. .......................... 2,513,000
194,950 Extreme Networks Inc.† .................................... 2,175,642
35,000 Limelight Networks Inc.† ................................. 110,250
4,798,892
Computer Software and Services  — 2.3%
4,000 Agilysys Inc.† ..................................................... 227,480
722,821 Alithya Group Inc., Cl. A† ................................ 2,031,127
173,380 American Software Inc., Cl. A .......................... 3,807,425
57,000 Avid Technology Inc.† ....................................... 2,231,550
14,000 Cardlytics Inc.† .................................................. 1,777,020
45,000 DHI Group Inc.† ................................................ 152,100
154,620 Digi International Inc.† ..................................... 3,109,408
10,000 iGO Inc.† ............................................................. 37,700
10,000 Materialise NV, ADR† ....................................... 240,900
137,000 Mitek Systems Inc.† ........................................... 2,638,620
1,000 Tyler Technologies Inc.† .................................... 452,370
16,705,700
Consumer Products  — 2.4%
60,000 Acme United Corp. ............................................ 2,673,600
60,000 Bassett Furniture Industries Inc. ....................... 1,461,000
15,000 BellRing Brands Inc., Cl. A† .............................. 470,100
7,000 Callaway Golf Co.† ............................................ 236,110
700,000 Goodbaby International Holdings Ltd.† .......... 161,380
5,000 Johnson Outdoors Inc., Cl. A ............................ 605,000
253,175 Lifetime Brands Inc. .......................................... 3,790,030
405,000 Marine Products Corp. ...................................... 6,253,200
15,500 MarineMax Inc.† ................................................ 755,470
34,300 Oil-Dri Corp. of America .................................. 1,172,374
5,700 PC Group Inc.† .................................................. 27
2,300,000 Playmates Holdings Ltd. ................................... 266,605
17,844,896
Consumer Services  — 0.8%
102,000 1-800-Flowers.com Inc., Cl. A† ......................... 3,250,740
64,000 Bowlin Travel Centers Inc.† .............................. 206,400
67,000 Carriage Services Inc. ........................................ 2,476,990
5,934,130
Diversified Industrial  — 10.8%
46,080 Ampco-Pittsburgh Corp.† ................................. 279,706
232,000 Burnham Holdings Inc., Cl. A(a) ...................... 3,206,240
41,100 Chase Corp. ........................................................ 4,217,271
85,560 Columbus McKinnon Corp. .............................. 4,127,414

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2021 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
40,000 Graham Corp. .................................................... $ 550,400
413,313 Griffon Corp. ...................................................... 10,593,212
18,700 Haulotte Group SA ............................................ 141,910
180,030 Intevac Inc.† ....................................................... 1,213,402
20,500 John Bean Technologies Corp. .......................... 2,923,710
138,000 L.B. Foster Co., Cl. A† ........................................ 2,572,320
224,239 Lawson Products Inc.† ...................................... 11,999,029
26,000 Lydall Inc.† ......................................................... 1,573,520
8,000 MSA Safety Inc. .................................................. 1,324,640
766,870 Myers Industries Inc. ......................................... 16,104,270
30,000 Napco Security Technologies Inc.† ................... 1,091,100
187,047 Park-Ohio Holdings Corp. ................................ 6,011,691
25,080 Raven Industries Inc. ......................................... 1,450,878
19,500 RWC Inc.† ........................................................... 78,195
15,000 Standex International Corp. .............................. 1,423,650
85,000 Steel Partners Holdings LP† ............................. 2,475,200
340,000 Tredegar Corp. ................................................... 4,681,800
166,000 Twin Disc Inc.† ................................................... 2,362,180
80,401,738
Educational Services  — 0.1%
95,000 Universal Technical Institute Inc.† ................... 616,550
Electronics  — 5.0%
147,000 Arlo Technologies Inc.† ..................................... 995,190
26,700 Badger Meter Inc. .............................................. 2,619,804
151,300 Bel Fuse Inc., Cl. A(a) ........................................ 2,166,616
255,580 CTS Corp. ........................................................... 9,497,353
42,000 Daktronics Inc.† ................................................. 276,780
30,000 IMAX Corp.† ...................................................... 645,000
37,000 Kimball Electronics Inc.† ................................... 804,380
6,500 Mesa Laboratories Inc. ...................................... 1,762,605
20,800 Methode Electronics Inc. ................................... 1,023,568
593,000 Schmitt Industries Inc.†(a) ................................ 3,261,500
115,000 Stoneridge Inc.† ................................................. 3,392,500
118,390 Ultra Clean Holdings† ...................................... 6,359,911
181,000 Ultralife Corp.† .................................................. 1,516,780
70,000 Vishay Precision Group Inc.† ........................... 2,382,800
36,704,787
Energy and Utilities: Natural Gas  — 0.8%
641,500 Alvopetro Energy Ltd.† .................................... 512,331
9,180 Chesapeake Utilities Corp. ............................... 1,104,629
107,308 Corning Natural Gas Holding Corp. ............... 2,559,832
54,310 RGC Resources Inc. ........................................... 1,369,155
5,545,947
Energy and Utilities: Services  — 0.1%
24,000 Dawson Geophysical Co.† ................................ 62,640
61,000 RPC Inc.† ............................................................ 301,950
6,500 Subsea 7 SA, ADR .............................................. 62,400
426,990
Energy and Utilities: Water  — 1.6%
35,426 Artesian Resources Corp., Cl. A ....................... 1,302,614
12,000 Cadiz Inc.† .......................................................... 163,200
24,300 California Water Service Group ....................... 1,349,622
61,000 Consolidated Water Co. Ltd. ............................ 715,530
30,000 Energy Recovery Inc.† ....................................... 683,400
22,453 Middlesex Water Co. ......................................... 1,835,084
62,304 SJW Group ......................................................... 3,943,843
Shares
Market
Value
44,007 The York Water Co. ............................................ $ 1,993,517
11,986,810
Entertainment  — 0.5%
2,000 Canterbury Park Holding Corp.† ..................... 29,960
639,512 Dover Motorsports Inc. ..................................... 1,438,902
10,160 Entercom Communications Corp.† .................. 43,789
1,350,000 Sportech plc† ...................................................... 545,297
29,000 World Wrestling Entertainment Inc., Cl. A ..... 1,678,810
3,736,758
Environmental Control  — 0.7%
79,000 Casella Waste Systems Inc., Cl. A† ................... 5,010,970
19,894 Primo Water Corp. ............................................. 332,827
5,343,797
Equipment and Supplies  — 4.8%
17,500 AZZ Inc. ............................................................. 906,150
44,266 CIRCOR International Inc.† .............................. 1,443,072
177,500 Core Molding Technologies Inc.† ..................... 2,738,825
135,000 Federal Signal Corp. .......................................... 5,431,050
56,000 Interpump Group SpA ...................................... 3,316,116
169,000 Kimball International Inc., Cl. B ....................... 2,222,350
34,200 Maezawa Kyuso Industries Co. Ltd. ................ 317,080
40,950 Powell Industries Inc. ........................................ 1,267,402
300,000 The Eastern Co. .................................................. 9,099,000
90,000 The Gorman-Rupp Co. ...................................... 3,099,600
65,000 The L.S. Starrett Co., Cl. A† ............................... 607,100
162,000 Titan Machinery Inc.† ........................................ 5,012,280
33,000 TransAct Technologies Inc.† ............................. 453,090
35,913,115
Financial Services  — 9.7%
47,000 Allegiance Bancshares Inc. ................................ 1,806,680
2,500 Ameris Bancorp ................................................. 126,575
22,000 Atlantic American Corp. ................................... 95,040
254,158 Atlantic Capital Bancshares Inc.† ..................... 6,470,863
41,744 Atlantic Union Bankshares Corp. ..................... 1,511,968
13,500 Berkshire Bancorp Inc.† .................................... 149,580
11,275 Berkshire Hills Bancorp Inc. ............................. 309,048
75 Burke & Herbert Bank and Trust Co. ............... 154,312
19,558 Cadence BanCorp .............................................. 408,371
81,800 Capital City Bank Group Inc. ........................... 2,109,622
8,000 Capitol Federal Financial Inc. ........................... 94,240
16,560 Citizens & Northern Corp. ................................ 405,720
5,000 ConnectOne Bancorp Inc. ................................. 130,850
28,300 Crazy Woman Creek Bancorp Inc. ................... 657,834
1,120 Farmers & Merchants Bank of Long Beach ..... 9,184,000
40,000 Farmers National Banc Corp. ........................... 620,400
26,440 First Internet Bancorp ........................................ 819,111
391,300 Flushing Financial Corp. ................................... 8,385,559
74,000 FNB Corp. .......................................................... 912,420
16,058 FS Bancorp Inc. .................................................. 1,144,454
65,048 GTY Technology Holdings Inc.† ...................... 462,491
10 Guaranty Corp., Cl. A†(b) ................................. 138,150
24,270 Hallmark Financial Services Inc.† .................... 108,002
27,300 HomeStreet Inc. ................................................. 1,112,202
9,030 Hope Bancorp Inc. ............................................. 128,045
104,000 I3 Verticals Inc., Cl. A† ...................................... 3,142,880
17,000 ICC Holdings Inc.† ............................................ 272,850
66,000 KKR & Co. Inc. ................................................... 3,909,840
67,700 Legacy Housing Corp.† ..................................... 1,144,807
4,860 LendingTree Inc.† .............................................. 1,029,737
110,000 Medallion Financial Corp.† .............................. 974,600
4,197 Northrim BanCorp Inc. ..................................... 179,422

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2021 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
19,390 OceanFirst Financial Corp. ............................... $ 404,088
11,000 Pacific Premier Bancorp Inc. ............................. 465,190
50,332 People's United Financial Inc. ........................... 862,690
145,000 Pzena Investment Management Inc., Cl. A ...... 1,596,450
33,651 Renasant Corp. ................................................... 1,346,040
4,000 Richmond Mutual BanCorp Inc. ...................... 59,600
2,989 Salisbury Bancorp Inc. ....................................... 151,841
27,000 Sandy Spring Bancorp Inc. ................................ 1,191,510
3,000 Seacoast Banking Corp. of Florida ................... 102,450
4,500 Security National Corp. ..................................... 591,210
74,000 Silvercrest Asset Management Group Inc.,
Cl. A ................................................................. 1,112,960
6,750 Simmons First National Corp., Cl. A ................ 198,045
13,000 South State Corp. ............................................... 1,062,880
59,500 Southern First Bancshares Inc.† ........................ 3,044,020
4,500 Southside Bancshares Inc. ................................. 172,035
22,000 Sprott Inc. ........................................................... 865,908
118,143 Sterling Bancorp ................................................ 2,928,765
5,700 Thomasville Bancshares Inc. ............................. 387,600
5,000 Towne Bank ....................................................... 152,100
10,010 TrustCo Bank Corp. NY .................................... 344,144
8,701 United Bankshares Inc. ..................................... 317,586
51,152 Valley National Bancorp ................................... 686,971
32,800 Value Line Inc. ................................................... 1,016,800
45,900 Washington Trust Bancorp Inc. ........................ 2,356,965
74,800 Waterstone Financial Inc. .................................. 1,470,568
79,260 Western New England Bancorp Inc. ................ 645,969
250,000 Wright Investors' Service Holdings Inc.† ........ 61,500
71,695,558
Food and Beverage  — 2.3%
84,600 Andrew Peller Ltd., Cl. A .................................. 647,672
1,900 Bridgford Foods Corp.† .................................... 24,985
50,000 Calavo Growers Inc. .......................................... 3,171,000
133,000 Corby Spirit and Wine Ltd., Cl. A .................... 1,933,414
370,500 Crimson Wine Group Ltd.† .............................. 3,386,370
318,000 Farmer Brothers Co.† ........................................ 4,035,420
1,250 Hanover Foods Corp., Cl. A .............................. 101,875
300 Hanover Foods Corp., Cl. B .............................. 25,650
21,000 Iwatsuka Confectionery Co. Ltd. ...................... 748,548
1,500 J & J Snack Foods Corp. ..................................... 261,615
8,490 John B Sanfilippo & Son Inc. ............................. 751,959
70,000 Premier Foods plc .............................................. 106,127
1,510 Rock Field Co. Ltd. ............................................ 20,062
4,600 Scheid Vineyards Inc., Cl. A† ............................ 85,100
4,700 T. Hasegawa Co. Ltd. ........................................ 104,073
235,200 Tingyi (Cayman Islands) Holding Corp. ......... 469,534
207,400 Vitasoy International Holdings Ltd. ................ 770,641
23,000 Willamette Valley Vineyards Inc.† .................... 314,640
16,958,685
Health Care  — 8.4%
16,000 Accuray Inc.† ..................................................... 72,320
22,000 Anika Therapeutics Inc.† .................................. 952,380
5,700 Boiron SA ........................................................... 261,227
101,660 Cardiovascular Systems Inc.† ........................... 4,335,799
9,500 CareDx Inc.† ....................................................... 869,440
7,000 Collegium Pharmaceutical Inc.† ....................... 165,480
185,000 Conformis Inc.† .................................................. 212,750
330,940 Cutera Inc.† ........................................................ 16,225,988
35,142 Electromed Inc.† ................................................ 396,753
62,000 Exelixis Inc.† ...................................................... 1,129,640
Shares
Market
Value
1,500 Heska Corp.† ..................................................... $ 344,595
175,000 InfuSystem Holdings Inc.† ................................ 3,638,250
23,000 Integer Holdings Corp.† ................................... 2,166,600
18,000 Intersect ENT Inc.† ............................................ 307,620
191,665 IntriCon Corp.† .................................................. 4,308,629
14,000 Invitae Corp.† .................................................... 472,220
5,500 LeMaitre Vascular Inc. ....................................... 335,610
23,500 Meridian Bioscience Inc.† ................................. 521,230
213,000 Neogen Corp.† ................................................... 9,806,520
61,500 NeoGenomics Inc.† ............................................ 2,777,955
26,500 Omnicell Inc.† .................................................... 4,013,425
220,000 OPKO Health Inc.† ............................................ 891,000
21,000 Option Care Health Inc.† .................................. 459,270
62,700 Orthofix Medical Inc.† ....................................... 2,514,897
19,000 Paratek Pharmaceuticals Inc.† .......................... 129,580
2,500 Quidel Corp.† .................................................... 320,300
35,000 Surgalign Holdings Inc.† .................................. 48,650
53,800 SurModics Inc.† ................................................. 2,918,650
2,000 Targanta Therapeutics Corp., Escrow†(b) ....... 0
70,511 United-Guardian Inc. ........................................ 1,056,960
1,200 Utah Medical Products Inc. ............................... 102,048
30,000 Zealand Pharma A/S† ........................................ 885,948
62,641,734
Hotels and Gaming  — 6.8%
47,780 Boyd Gaming Corp.† ......................................... 2,937,992
22,000 Caesars Entertainment Inc.† ............................. 2,282,500
6,690 Churchill Downs Inc. ........................................ 1,326,359
1,237,119 Full House Resorts Inc.† .................................... 12,296,963
544,210 Golden Entertainment Inc.† .............................. 24,380,608
355,721 Inspired Entertainment Inc.† ............................ 4,535,443
5,000 Monarch Casino & Resort Inc.† ........................ 330,850
112,000 PlayAGS Inc.† .................................................... 1,108,800
72,500 The Marcus Corp.† ............................................ 1,537,725
50,737,240
Machinery  — 3.5%
220,000 Astec Industries Inc. .......................................... 13,846,800
4,400 DMG Mori AG ................................................... 219,127
473,037 Gencor Industries Inc.† ..................................... 5,752,130
4,980 Lindsay Corp. .................................................... 823,094
22,650 Tennant Co. ........................................................ 1,808,603
21,020 The Middleby Corp.† ........................................ 3,641,925
14,000 Williams Industrial Services Group Inc.† ........ 81,620
26,173,299
Manufactured Housing and Recreational Vehicles  — 2.7%
27,940 Cavco Industries Inc.† ....................................... 6,207,989
175,250 Nobility Homes Inc. .......................................... 6,309,000
92,500 Skyline Champion Corp.† ................................. 4,930,250
42,000 Winnebago Industries Inc. ................................ 2,854,320
20,301,559
Metals and Mining  — 0.1%
20,000 5N Plus Inc.† ...................................................... 47,596
40,000 Osisko Gold Royalties Ltd. ............................... 548,241
400,000 Tanami Gold NL† .............................................. 20,699
616,536
Paper and Forest Products  — 0.3%
26,450 Keweenaw Land Association Ltd.† .................. 2,162,287
Publishing  — 1.0%
100,000 ARC Document Solutions Inc. .......................... 215,000

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2021 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Publishing (Continued)
343,600 The E.W. Scripps Co., Cl. A ............................... $ 7,006,004
7,221,004
Real Estate  — 3.7%
116,000 Ambase Corp.† .................................................. 32,480
113,300 Capital Properties Inc., Cl. A ............................ 1,574,870
5,040 Cohen & Steers Inc. ........................................... 413,734
30,000 DREAM Unlimited Corp., Cl. A ....................... 640,852
22,500 FRP Holdings Inc.† ............................................ 1,252,800
15,138 Gyrodyne LLC† ................................................. 202,849
6,474 Holobeam Inc.† .................................................. 219,760
250,693 Indus Realty Trust Inc. ...................................... 16,457,995
28,000 New Senior Investment Group Inc., REIT ....... 245,840
289,269 Reading International Inc., Cl. A† .................... 2,016,205
73,970 Reading International Inc., Cl. B† ..................... 1,736,816
2,508 Royalty LLC†(b) ................................................. 255
94,000 Tejon Ranch Co.† ............................................... 1,429,740
510,000 Trinity Place Holdings Inc.† ............................. 1,076,100
27,300,296
Restaurants  — 2.2%
57,000 Denny's Corp.† .................................................. 939,930
220,234 Nathan's Famous Inc.(a) .................................... 15,707,089
16,647,019
Retail  — 1.7%
28,000 Big 5 Sporting Goods Corp. .............................. 719,040
20,000 Ethan Allen Interiors Inc. .................................. 552,000
67,740 Ingles Markets Inc., Cl. A .................................. 3,947,210
8,000 Lands' End Inc.† ................................................ 328,400
33,000 La-Z-Boy Inc. ...................................................... 1,222,320
84,000 Movado Group Inc. ........................................... 2,643,480
300 PetIQ Inc.† .......................................................... 11,580
1,000 PetMed Express Inc. .......................................... 31,850
127,174 Village Super Market Inc., Cl. A ....................... 2,989,860
12,445,740
Specialty Chemicals  — 2.8%
651,360 Ferro Corp.† ....................................................... 14,049,835
72,840 Hawkins Inc. ...................................................... 2,385,510
3,500 Minerals Technologies Inc. ................................ 275,345
75,000 Navigator Holdings Ltd.† ................................. 821,250
2,000 Takasago International Corp. ........................... 48,607
33,000 Teraoka Seisakusho Co. Ltd. ............................. 110,203
66,900 The General Chemical Group Inc.† .................. 334
193,174 Treatt plc ............................................................. 3,126,446
20,817,530
Telecommunications  — 0.7%
95,000 A10 Networks Inc.† ........................................... 1,069,700
15,000 Frequency Electronics Inc.† .............................. 147,000
300,000 HC2 Holdings Inc.† ........................................... 1,194,000
13,000 Iridium Communications Inc.† ......................... 519,870
30,000 Nuvera Communications Inc. ........................... 705,000
75,000 ORBCOMM Inc.† ............................................... 843,000
2,000 Preformed Line Products Co. ........................... 148,400
14,500 Shenandoah Telecommunications Co. ............. 703,395
5,330,365
Transportation  — 0.0%
5,000 Patriot Transportation Holding Inc. ................. 56,300
TOTAL COMMON STOCKS ......................... 714,134,646
Shares
Market
Value
PREFERRED STOCKS  — 0.6%
Automotive: Parts and Accessories  — 0.1%
19,300 Jungheinrich AG ................................................ $ 943,319
Financial Services  — 0.5%
158,000 Steel Partners Holdings LP, Ser. A, 6.000%,
02/07/26 ........................................................... 3,695,620
TOTAL PREFERRED STOCKS ....................... 4,638,939
CONVERTIBLE PREFERRED STOCKS  — 0.0%
Food and Beverage  — 0.0%
500 Seneca Foods Corp., Ser. 2003
......................................................................... 26,055
MANDATORY CONVERTIBLE SECURITIES (c) — 0.1%
Energy and Utilities  — 0.1%
15,095 Corning Natural Gas Holding Corp., Ser. B,
4.800%, 09/30/26 .............................................. 433,679
RIGHTS  — 0.0%
Entertainment  — 0.0%
550,000 Media General Inc., CVR†(b) ............................ 1
Health Care  — 0.0%
40,000 Elanco Animal Health Inc., CVR† .................... 400
8,000 Progenics Pharmaceuticals Inc., CVR†(b) ........ 3,978
200,000 Teva Pharmaceutical Industries Ltd., CCCP,
expire 02/20/23†(b) ......................................... 0
TOTAL RIGHTS ............................................... 4,379
WARRANTS  — 0.0%
Business Services  — 0.0%
1 Internap Corp., expire 05/08/24†(b) .................. 652
Diversified Industrial  — 0.0%
47,000 Ampco-Pittsburgh Corp., expire 08/01/25† ..... 42,300
Energy and Utilities  — 0.0%
86 Key Energy Services Inc., expire 12/15/21†(b) . 11
Energy and Utilities: Natural Gas  — 0.0%
144 PHI Group Inc., expire 09/04/22† ..................... 0
Energy and Utilities: Services  — 0.0%
7,627 Weatherford International plc, expire
12/13/23† ......................................................... 3,356
Health Care  — 0.0%
8,737 Option Care Health Inc., Cl. A, expire
07/27/25† ......................................................... 17,741
8,737 Option Care Health Inc., Cl. B, expire
07/27/25† ......................................................... 14,289
TOTAL WARRANTS ....................................... 78,349

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2021 (Unaudited)

__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 0.2%
$ 1,792,000 U.S. Treasury Bills,
0.017% to 0.030%††,
07/08/21 to 11/18/21 ........................................ $ 1,791,787
TOTAL MISCELLANEOUS
INVESTMENTS — 2.8%(d) ......................... 20,707,143
TOTAL INVESTMENTS — 100.0%
(Cost $341,615,843) ......................................... $ 741,814,977
(a) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be
converted on the dates listed; they generally may be
converted prior to these dates at the option of the holder.
(d) Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
GDR Global Depositary Receipt
REIT Real Estate Investment Trust